Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that were Subject of Demand			Assets that were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected

			#	$	% of Principal Bal	#	$	% of Principal Bal	#	$	% of Principal Bal	#	$	% of Principal Bal	#	$	% of Principal Bal	#	$	% of Principal Bal	#	$	% of Principal Bal

First Investors Auto Receivables Corporation			7810	$81,812,405.12	100%	-	$-	0%	-	$ -	0%	-	$-	0%	-	$-	0%	-	$-	0%	-	$-	0%
First Investors Auto Owners Trust 2011-1			6394	$84,890,738.05	100%	-	$-	0%	-	$-	0%	-	$-	0%	-	$-	0%	-	$ -	0%	-	$-	0%
First Investors Auto Owners Trust 2011-2			5177	$86,224,094.14	100%	-	$-	0%	-	$ -	0%	-	$-	0%	-	$-	0%	-	$-	0%	-	$-	0%
First Investors Auto Owners Trust 2012-1			8103	$142,430,655.91	100%	-	$-	0%	-	$-	0%	-	$-	0%	-	$-	0%	-	$-	0%	-	$-	0%

FIFS Group CIK	X	First Investors Financial Services

Total			27484	$395,357,893.22		-	$-		-	$-		-	$-		-	$-		-	$-		-	$-